Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other gain (loss) from investments
Dividend income	€ 242	€ 227	€ 255
Capital gain realized from the sale of investments	77	562	430
Capital gain from the fair value measurement of the residual stake of investments held	27	118	414
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	156	166	179
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	21	22	€ 55
Eni CCUS Holding
Other gain (loss) from investments
Capital gain realized from the sale of investments	46
Capital gains from the fair value measurement of the business combination	€ 27
Eni CCUS Holding | Global Infrastructure Partners (GIP)
Other gain (loss) from investments
Equity interest disposed (as a percent)	49.99%
Ithaca Energy Plc
Other gain (loss) from investments
Capital gain realized from the sale of investments	€ 32
Equity interest disposed (as a percent)	1.27%
Capital gains from the fair value measurement of the business combination		118
E&E Algeria Touat BV
Other gain (loss) from investments
Capital gains from the fair value measurement of the business combination	€ 86
Nigerian Agip Oil Company Ltd. [member]
Other gain (loss) from investments
Capital gain realized from the sale of investments		€ 371
Nigerian Agip Oil Company Ltd. [member] | Oando PLC
Other gain (loss) from investments
Equity interest disposed (as a percent)		100.00%
Saipem SpA
Other gain (loss) from investments
Capital gain realized from the sale of investments		€ 166
Equity interest disposed (as a percent)		10.00%
Effects recognized in other comprehensive income		€ 9
SeaCorridor Srl | Snam Group [Member]
Other gain (loss) from investments
Equity interest disposed (as a percent)			49.90%